Form N-1A Cover	Apr. 25, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	CALAMOS ETF TRUST
Entity Central Index Key	0001579881
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 25, 2025
Prospectus Date	Dec. 02, 2024